COMMITMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitment [Abstract]
COMMITMENTS [Text Block]

14. COMMITMENTS

As at December 31, 2024, the Company had the following contractual obligations:

	Less than	1 to	Over
	1 year	3 years	3 years	Total
Trade and other payables	$1,188	$-	$-	$1,188
Loans payable principal and interest payments(1)	1,157	16,611	-	17,768
Payments related to acquisition of royalties and streams(2)	-	2,500	-	2,500
Total commitments	$2,345	$19,111	$-	$21,456

(1) Payments required to be made on the A&R Loan Facility based on the closing balance as at December 31, 2024, and assuming no conversion until maturity date.

(2) Payment required for the royalty on the Lama project of $2.5 million, payable in cash or Common Shares within 90 days upon the earlier of a 2 Moz gold Mineral Reserve estimate on the royalty area or March 9, 2026.

In addition to the commitments above, the Company could in the future have additional commitments payable in cash and/or shares related to the acquisition of royalty and stream interests. However, these payments are subject to certain triggers or milestone conditions that have not been met as of December 31, 2024.